COMMITMENTS	12 Months Ended
Dec. 31, 2021
Disclosure of contingent liabilities [abstract]
COMMITMENTS

21.  COMMITMENTS

a)	Letters of credits

As at December 31, 2021, GFL had letters of credit totaling approximately $199.5 million outstanding ($133.8 million as at December 31, 2020), which are not recognized in the Annual Financial Statements. Interest expense in connection with these letters of credit was $3.9 million for the year ended December 31, 2021 ($3.8 million for the year ended December 31, 2020).

b)	Performance bonds

As at December 31, 2021, GFL had issued performance bonds totaling $1,748.1 million ($1,697.4 million as at December 31, 2020).